Debt (Details) - CNY (¥) ¥ in Thousands		6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt [Abstract]
Total sales price	¥ 2,300
Nominal price	¥ 0
Depreciation expense		¥ 79
Interest expense		¥ 150